Transactions and Balances with Related Parties (Schedule of Debts and Loans to Related and Interested Parties) (Details) - Dori Energy [Member] - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	[1]	8.10%
Debts and loans to related and intrested parites		€ 8,495	€ 8,745
Interest income recognized in statement of income		€ 821	€ 620	€ 814

[1]	See Note 6A